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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1.    Name and address of issuer:

                                Wells Fargo Funds Trust
                                525 Market Street, 12th Floor
                                San Francisco, CA 94105

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2.    The name of each series or class of securities for which this
      Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not
      list series or classes):                                        ---------
                                                                      |        |
                                                                      ---------

                        CALIFORNIA TAX-FREE MONEY MARKET FUND CLASS A CALIFORNIA TAX-FREE MONEY MARKET FUND SERVICE CLASS CALIFORNIA TAX-FREE MONEY MARKET TRUST CLASS A
                        CASH INVESTMENT MONEY MARKET FUND SERVICE CLASS
                        CASH INVESTMENT MONEY MARKET FUND INSTITUTIONAL CLASS CASH INVESTMENT MONEY MARKET FUND ADMINISTRATOR CLASS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL CLASS GOVERNMENT MONEY MARKET FUND CLASS A
                        GOVERNMENT MONEY MARKET FUND ADMINISTRATOR CLASS GOVERNMENT MONEY MARKET FUND SERVICE CLASS
                        LIQUIDITY RESERVE MONEY MARKET FUND INVESTOR CLASS MINNESOTA MONEY MARKET FUND CLASS A
                        MONEY MARKET FUND CLASS A
                        MONEY MARKET FUND CLASS B
                        MONEY MARKET TRUST CLASS A
                        NATIONAL TAX-FREE MONEY MARKET FUND SERVICE CLASS NATIONAL TAX-FREE MONEY MARKET FUND INSTITUTIONAL CLASS NATIONAL TAX-FREE MONEY MARKET FUND CLASS A
                        NATIONAL TAX-FREE MONEY MARKET TRUST CLASS A
                        OVERLAND EXPRESS SWEEP FUND CLASS A
                        PRIME INVESTMENT MONEY MARKET FUND INSTITUTIONAL CLASS PRIME INVESTMENT MONEY MARKET FUND SERVICE CLASS TREASURY PLUS MONEY MARKET FUND SERVICE CLASS
                        TREASURY PLUS MONEY MARKET FUND INSTITUTIONAL CLASS TREASURY PLUS MONEY MARKET FUND CLASS A

                        100% TREASURY MONEY MARKET FUND CLASS A
                        100% TREASURY MONEY MARKET FUND SERVICE CLASS

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3.    Investment Company Act File Number: 811-09253

      Securities Act File Number: 333-74295

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4(a). Last day of fiscal year for which this Form is filed:

                                  3/31/2005

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4(b). |_| Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). |_| Check box if this is the last time the issuer will be filing this
          Form.

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      PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS
      FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2393 (4-01)

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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24(f):                                                          $  448,993,846,097
                                                                                                             ------------------
      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:                                      $  445,120,189,099
                                                                                      ------------------
      (iii)  Aggregate price of securities redeemed or
             repurchased during any PRIOR fiscal year ending no
             earlier than October 11, 1995 that were not
             previously used to reduce registration fees payable
             to the Commission:                                                       $      554,800,248
                                                                                      ------------------
      (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:                                $  445,674,989,347
                                                                                                             ------------------

      (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:                                                           $    3,318,856,750
                                                                                                             ------------------
      -------------------------------------------------------------------------------------------------------
      (vi)   Redemption credits available for use in future years                     $(               0)
             - if Item 5(i) is less than Item 5(iv) [subtract Item                    ------------------
             5(iv) from Item 5(i)]:
      -------------------------------------------------------------------------------------------------------

      (vii)  Multiplier for determining registration fee (See
             Instruction C.9):                                                                         X                0.01177%
                                                                                                             ------------------

      (viii) Registration fee due [multiply Item 5(v) by Item
             5(vii)]  (enter "0" if no fee is due):                                                    =     $       390,629.44
                                                                                                             ------------------

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6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the t 6 6 Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      _________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ___________.

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7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                              +$               0
                                                              ------------------

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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:

                                                              =$      390,629.44
                                                              ------------------

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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository: January 20, 2004

            Method of Delivery:

            |X| Wire Transfer

            |_| Mail or other means

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

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Stacie D. De Angelo
                                        ----------------------------------------

                                        Treasurer
                                        ----------------------------------------

Date  6/20/2005
     -----------

  * PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.